Finance costs and finance income - (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance revenues:
Interest on time deposits	$ 1,074,000	$ 4,971,000	$ 5,176,000
Interests on third parties loans	355,000	460,000	561,000
Interests on tax claims	352,000	16,000	1,701,000
Interests on loans to related parties, note 30(a)	114,000	86,000	92,000
Dividends income	0	3,625,000	0
Other minor	155,000	517,000	340,000
Finance income before financial obligations amortized costs and unrealized variation of fair value related to contingent consideration liability	2,050,000	9,675,000	7,870,000
Financial obligations amortized costs	361,000	0	0
Unrealized change of the fair value related to contingent consideration liability (b)	0	0	1,815,000
Total finance revenues	2,411,000	9,675,000	9,685,000
Finance costs:
Interest on borrowings	19,249,000	28,418,000	31,538,000
Commission for restructuring financial obligations, note 16	3,929,000	0	0
Interest on commercial obligations	626,000	0	0
Settlement of hedging financial instruments, note 32(b)	146,000	0	0
Tax on financial transactions	107,000	166,000	173,000
Interest on loans	55,000	1,000	2,000
Other minor	37,000	141,000	703,000
Finance costs before unrealized change of fair value related to contingent consideration liability	24,149,000	28,726,000	32,416,000
Accretion expense for mine closure, note 15(b)	6,672,000	10,390,000	4,982,000
Unrealized change of the fair value related to contingent consideration liability (b)	5,690,000	655,000	0
Accrual of debt issuance costs, note 16(f)	976,000	2,109,000	1,024,000
Accretion expense for leases related to rights in use	180,000	293,000	0
Other minor	155,000	0	0
Financial expenses	$ 37,822,000	$ 42,173,000	$ 38,422,000